EARNINGS PER SHARE (Detail Textuals) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Options excluded from diluted weighted average number of ordinary shares	8,851	3,061	2,946